Statutory Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Dividends paid	$ 1.9	$ 379.4	$ 83.0
Kansas Department of Commerce
Statutory Accounting Practices [Line Items]
Dividends paid	$ 61.0	$ 890.0
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
RBC ratio under Authorized Control Level	100.00%
TAC of the Company subject to RBC Requirements	$ 124.9
Corresponding authorized control	$ 22.5
Kansas Department of Commerce | Minimum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level	100.00%
Kansas Department of Commerce | Maximum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level	200.00%